ADVISORSHARES TRUST

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

NYSE Arca Ticker: VEGA

Supplement dated November 16, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares STAR Global Buy-Write ETF (the “Fund”). It should be read in conjunction with those documents and retained for future reference.

Jason Scott no longer serves as a portfolio manager of the Fund. Kenneth Hyman continues to serve as portfolio manager. All references to Mr. Scott in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.